FINANCIAL RESULTS, NET (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Exchange rate differences
Foreign exchange gains	$ 7,226,991	$ 26,723,811	$ 5,661,510
Foreign exchange losses	(50,935,535)	(281,968,623)	(55,972,589)
Total	(43,708,544)	(255,244,812)	(50,311,079)
Financial income
Interest from short-term investments	992,223	10,923,697	10,252,429
Effect of discounts on provisions and liabilities	970,666	1,510,462	776,249
Total	1,962,889	12,434,159	11,028,678
Financial expenses
Interest on borrowings	(57,806,723)	(134,692,708)	(38,669,191)
Loss from securities transactions	(544,055)	(3,998,429)	(119,594,515)
Interest on leases	(556,625)	(781,604)	(630,003)
Tax interest	(35,033)	(1,342,121)	(1,752,590)
Effect of discounts on receivables	(8,621,255)	(5,154,042)	(5,809,357)
Others	(14,958,828)	(13,702,277)	(6,900,089)
Total	$ (82,522,519)	$ (159,671,181)	$ (173,355,745)